Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Deferred Compensation
Beginning balance at Dec. 31, 2010	$ 664,697	$ 33,211	$ 2,730,659	$ (2,091,570)	$ (7,603)
Beginning balance, shares at Dec. 31, 2010		33,210,756
Deferred compensation realized	7,603				7,603
Stock issued for services to employees		249	(249)
Shares issued for services to employees, shares		248,848
Stock issued for services to third parties	20,800	10	20,790
Shares issued for services to third party, shares		10,000
Stock issued in exchange for convertible note payable	71,959	823	71,136
Stock issued in exchange for convertible note payable, shares		823,157
Stock and warrants issued for cash ($2/sh, less stock offering costs)	7,915,700	4,250	7,911,450
Stock and warrants issued for cash ($2/sh, less stock offering costs), shares		4,250,000
Stock issued in exchange for warrants ($2.50/sh, less stock offering costs)	88,125	38	88,087
Stock issued in exchange for warrants ($2.50/sh, less stock offering costs), shares		37,500
Stock-based compensation expense for stock options	321,281		321,281
Stock-based compensation expense for restricted stock awards	88,710		88,710
Warrant liability	(2,975,000)		(2,975,000)
Net loss	(1,593,173)			(1,593,173)
Balance at Dec. 31, 2011	4,610,701	38,580	8,256,864	(3,684,743)
Balance, shares at Dec. 31, 2011		38,580,261
Exercise of stock options for common stock	50,851	253	50,598
Exercise of stock options for common stock, shares		252,565
Stock-based compensation expense for stock options	814,996		814,996
Stock-based compensation expense for restricted stock awards	314,964		314,964
Net loss	(4,030,641)			(4,030,641)
Balance at Dec. 31, 2012	$ 1,760,871	$ 38,833	$ 9,437,422	$ (7,715,384)
Balance, shares at Dec. 31, 2012		38,832,826